Acquisitions	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Acquisitions	16. Acquisitions

Significant accounting judgements and estimates
Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Acquisitions are assessed to determine if they qualify as business combinations or asset acquisitions in terms of the requirements of IFRS 3
Business Combinations (IFRS 3) where the Group obtains control over an entity. In order to apply IFRS 3, the assets acquired and liabilities assumed, should constitute a business as defined in IFRS 3. Accordingly, management assesses whether the activities consist of inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs. If a transaction is not deemed to be a business combination, it is accounted for as an asset acquisition outside of the scope of IFRS 3. The IFRS 3 scope assessment could significantly impact the accounting treatment applied.
Accounting policy
Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
If a business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition-date fair value, and any resulting gain or loss is recognised in profit or loss or other comprehensive income, as appropriate. The fair value of the previously held interest is then considered in the determination of goodwill. The same approach is applied where the previous interest was held in a joint operation.
On an acquisition-by-acquisition basis, the Group recognises any NCI in the acquiree either at fair value or at the NCI’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.
The excess of the consideration transferred, the amount of any NCI in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.
Asset acquisitions
For acquisitions outside the scope of IFRS 3, the purchase consideration is allocated to identifiable assets and liabilities based on their relative fair values. Assets and liabilities that are initially measured at an amount other than cost are recognised at their respective carrying amounts as specified in the applicable accounting standards. To the extent that contingent consideration is payable in an asset acquisition based on future production, such variable payments are only recognised as expenses as and when incurred.

16.1 Metallix Refining (Metallix) business combination
Sibanye-Stillwater concluded the acquisition of Metallix on 4 September 2025 (effective date) by acquiring 100% of the Metallix group of entities for a cash consideration of US$129 million. Metallix operates two processing and recycling operations in Greenville, North Carolina and produces recycled precious metals, including gold, silver and platinum group metals, primarily from industrial waste streams. Metallix has a global customer base, which it services from the UK and South Korea, in addition to its customers in the US. Metallix will complement the Group’s US recycling operations in Montana and Reldan in Pennsylvania, adding processing capacity, proprietary technology and knowledge and experience.
Metallix's financial results were consolidated from the effective date. For the four months ended 31 December 2025, Metallix contributed revenue of R1,658 million and a loss of R334 million to the Group's results. Ignoring the depreciation of fair value adjustments relating to property, plant and equipment and intangible assets, as well as the fair value adjustment relating to inventory recognised in cost of sales for the four months ended 31 December 2025, Metallix would have contributed approximately R50 million  profit. Total revenue and total net loss of the Group for the year ended 31 December 2025 would have been R132,810 million and R4,513 million had the acquisition been effective from 1 January 2025, after taking into account amortisation of fair value adjustments to property, plant and equipment, intangible assets and the cost of sales adjustment relating to inventory. In determining these amounts, management assumed that the fair value adjustments that arose on the date of acquisition would be the same if the acquisition occurred on 1 January 2025. The functional currency of Metallix is the US dollar.
The purchase price allocation (PPA) on the effective date was prepared on a provisional basis in accordance with IFRS 3 for, amongst others, inventory, accounts receivable and accounts payable, contingent liabilities, provisions, as well as any resultant deferred tax implications. If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.
Consideration
The fair value of the consideration is as follows:

Figures in million – SA rand	2025
Consideration paid	2,277
Total consideration	2,277
Metallix acquisition related costs
The Group incurred total acquisition related costs of R175 million for the year ended 31 December 2025 on advisory and legal fees. These costs are recognised as transaction costs in profit or loss during the period in which incurred.
Identified assets acquired and liabilities assumed
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2025
Property, plant and equipment[2]	14	653
Intangible assets[2]	17	162
Other receivables		107
Inventories[2]		1,161
Trade and other receivables		134
Cash and cash equivalents[3]		383
Other payables		(38)
Deferred tax	11.3	(197)
Tax and royalties payable	11.4	(38)
Trade and other payables		(59)
Fair value of identifiable net assets acquired[1]		2,268
[1]Carrying value approximates fair value, except as detailed in footnote 2 below
[2]    Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was determined based on a combination of valuation approaches for specific asset classes. The valuation techniques includes using a market approach (sales comparables)and an indirect cost approach based on indexed historical costs (depreciated replacement cost)
•The fair value of intangible assets was determined based on the relief-from-royalty method which considers the discounted estimated royalty payments that are avoided as a result of ownership as well as an income approach (multi-period excess earnings method) which considers the present value of future net cash flows to value the vendor relationships. A cost approach was used for the valuation of Metallix software as it does not generate cash flows independently
•The fair value of inventories was based on an assessment of net realisable value
[3]    The transaction results in net cash paid of R1,894 million based on cash and cash equivalents acquired of R383 million and cash consideration paid of R2,277 million
Goodwill
Goodwill arising from the business combination is as follows:

Figures in million – SA rand	2025
Consideration paid	2,277
Fair value of identifiable net assets acquired	(2,268)
Goodwill	9
The goodwill is attributable to the human capital and the premium paid for the synergies and benefits expected to be derived from the
Group's recycling business across the US.
The table below provides a summary of the net cash paid on the acquisition of Metallix during the year ended 31 December 2025:

Figures in million – SA rand	2025
Metallix acquisition, net of cash acquired	(1,894)
Cash consideration paid	(2,277)
Cash and cash equivalents acquired	383
16.2 Reldan business combination (revised)
Sibanye-Stillwater successfully concluded the acquisition of the Reldan on 15 March 2024 by acquiring 100% of the shares and voting interest. Reldan is a recycling group which reprocesses various waste streams to recycle precious metals and is based in Pennsylvania, US. In addition to Reldan's US operations, it has also established a presence in Mexico and India where it has forged strategic joint ventures with local partners. The acquisition complements the Group's US PGM recycling business in Montana and enhances its exposure to the circular economy. Reldan's financial results were consolidated from the effective date and the functional currency of Reldan is the US dollar.
The PPA for the six months ended 30 June 2024, and year ended 31 December 2024, was prepared on a provisional basis in accordance with IFRS 3. During the 12-month measurement period commencing on the acquisition date, management provisionally revised the initial
PPA previously recognised at 30 June 2024 and at 31 December 2024 due to new information obtained in accordance with IFRS 3. During the six months ended 30 June 2025, a final payment amounting to US$5 million (R96 million) was made to the sellers. This relates to a process completed by March 2025, whereby the sellers determined that an additional amount was due to them in terms of the purchase and sales agreement relating to their tax obligations. Goodwill and other payables was revised for 31 December 2024 as a result of the additional payment.
The following table summarises the differences from amounts reported at 31 December 2024 due to the final revised PPA:

Figures in million – SA rand	2025
	As previous	Final payment	As revised
Fair value of identifiable net assets acquired	2,769	—	2,769

Consideration paid[1]	2,943	96	3,039
Fair value of NCI put liability[2]	109	—	109
Total consideration	3,052	96	3,148

Goodwill[3,4,5]	283	96	379
[1]  Cash consideration amounted to US$155.9 million (R2,920 million) paid in 2024. Due to new information obtained, cash consideration paid on the Reldan acquisition increased by US$5 million (R96 million) which was paid by 31 March 2025
[2]  Related to an NCI put option in respect of an intermediate Reldan holding company which holds an interest in the Indian joint venture operations, and may require the
Group to purchase shares from the non-controlling shareholders of Reldan if exercised by the NCI. The put option can be exercised by the NCI between three and five years after the effective date at market price
[3]  The goodwill is attributable to the human capital and the premium paid for the synergies and benefits expected to be derived from enhancing the Group's recycling business across the US, Mexico and India
4  US tax legislation requires the purchase consideration to be allocated in order to determine future tax deduction. An amount of R1,188 million (US$63 million) is estimated to be deductible for tax purposes in the future
[5]  The calculation of goodwill, previously amounting to R283 million as revised at 31 December 2024, was finalised at 31 March 2025 based on new information obtained before the 12 months remeasurement period in terms of IFRS 3 was completed. The net adjustments based on the new information obtained resulted in additional goodwill of R96 million recognised in the prior year